1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

July 26, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	PIMCO Funds (the “Trust” or “Registrant”)

(File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 329 to the Registration Statement of the Trust on Form N-1A, which is being filed to make non-material changes to the Offering Memoranda of the Private Account Portfolio Series, each dated July 31, 2013 and to the Offering Memorandum Supplements to the Trust’s Private Account Portfolio Series, each dated July 31, 2013.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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